Innovator IBD(R) 50 Fund
Innovator IBD(R) 50 Fund
Investment Objective
The Innovator IBD® 50 Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator IBD(R) 50 Fund Innovator IBD(R) 50 Fund
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.43%
Total annual fund operating expenses	1.13%
(Less fees waived/expenses reimbursed)	(0.33%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
[1]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until May 9, 2019. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by the Board of the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the two-year period and the total operating expenses without waivers for years 3 through 10. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Innovator IBD(R) 50 Fund Innovator IBD(R) 50 Fund USD ($)
1 year	$ 82
3 years	292
5 years	557
10 years	$ 1,314

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,041% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies included in the IBD® 50 Index.  The Fund will generally hold all of the companies included in the IBD® 50 Index other than during periods when the Fund is rebalanced due to changes in the constitution of the IBD® 50 Index.  The Fund, however, will not invest in the IBD® 50 Index companies in the same proportion as reflected in the Index.  The Fund is actively managed.  It is not an index fund.  As a result, its performance will deviate from the IBD® 50 Index.

The IBD® 50 Index is a computer-generated stock index published by Investor's Business Daily ("IBD").  IBD uses proprietary fundamental and technical ratings to compile what IBD considers the 50 leading growth companies that trade on U.S. securities markets.  Companies included in the IBD® 50 Index must meet minimum earnings, sales, profit margin, volume and technical requirements.  Companies meeting these requirements are included in the IBD® 50 Index on a price-weighted basis.  This means that stocks with higher prices receive a greater weight in the Index.  The IBD® 50 Index is rebalanced on the last day of each trading week after the U.S. stock market closes and is published by IBD on its website, www.investors.com, and at least once weekly in its print edition.

Unlike the IBD® 50 Index's price-weighted basis, the Fund will invest in the companies included in the Index on a conviction basis.  This means that the Fund's portfolio manager will overweight the higher ranked companies in the IBD® 50 Index and underweight the lower ranked companies.  The Fund's portfolio manager anticipates that these higher ranked companies may each represent as much as approximately 3.5% of the portfolio at the time of investment while the lower ranked companies may each represent as little as approximately 0.5% of the portfolio at the time of investment.

Under normal circumstances, the Fund will invest in a portfolio of U.S.-listed, exchange-traded equities.  Typically, the Fund will hold common stocks.  It will invest primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign companies in developed markets, generally through American depositary receipts ("ADRs"), as well as in emerging markets.  The Fund may invest in companies of any size.  The Fund may concentrate its investments in a particular industry or group of industries to approximately the same extent that the IBD® 50 Index constituents are concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

• Fully invested diversified portfolio consisting of U.S.-listed, exchange-traded securities.

• Long-only positions, no derivatives, no leverage.

The "IBD®" mark has been licensed to the Adviser by IBD for use in connection with the Fund under certain circumstances.  The Adviser, in turn, has sublicensed to the Fund its rights to use the mark pursuant to a Sublicense Agreement.  The Fund is not sponsored, endorsed or sold by IBD.  IBD makes no representation regarding the advisability of investing in the Fund.

Principal Risks of Investing in the Fund
Investing in the Fund involves risk.  There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.  The Fund is subject to the principal risks described below, any of which may adversely affect the Fund's net asset value, trading price, total return and ability to meet its investment objective:

Risk	Definition
Stock market risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Growth risk
The Fund invests in growth stocks.  These stocks may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Fund's share price.  Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and mid -capitalization company risk
The Fund may invest in micro-, small- or mid-capitalization companies.  Generally, these companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Industry risk	The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.
Foreign securities risk
Investments in securities of foreign companies (particularly in emerging markets) can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Emerging markets risk
The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed foreign markets.  Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets.  Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk with custody of securities.

Concentration Risk
The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund's investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

Management Risk	The proprietary fundamental and technical ratings strategy published by IBD and used by the Fund's portfolio manager may not produce the desired results.
Market Trading Risk
The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.

High Portfolio Turnover Risk
The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.

Premium/Discount Risk
As an ETF, Fund shares generally trade in the secondary market on the NYSE Arca, Inc. ("Exchange") at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Fund shares on the Exchange, and you may receive less than NAV when you sell those Fund shares on the Exchange.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund's annual return for the most recent calendar year.  The table shows how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund's website at www.innovatorfunds.com.

Year-by-year annual total return

During the period shown in the chart above, the Fund's highest quarterly return was 9.11% (quarter ended September 30, 2016) and the Fund's lowest quarterly return was -4.72% (quarter ended March 31, 2016).

Average Annual Total Return as of December 31, 2016
Average Annual Returns - Innovator IBD(R) 50 Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Innovator IBD(R) 50 Fund	Return Before Taxes	9.10%	(1.89%)	Apr. 08, 2015
After Taxes on Distributions | Innovator IBD(R) 50 Fund	Return After Taxes on Distributions	9.10%	(1.89%)
After Taxes on Distributions and Sale of Fund Shares | Innovator IBD(R) 50 Fund	Return After Taxes on Distributions and Sale of Fund Shares	5.15%	(1.44%)
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	6.56%	Apr. 08, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.